Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
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Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2023 and 2024 are as follows:

	Yen (millions)
	2023	2024
Commitments for purchases of property, plant and equipment and other commitments	¥107,865	¥108,440